First Trust SkyBridge Crypto Industry and Digital Economy ETF Average Annual Total Returns		12 Months Ended	23 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.96%	11.27%	11.23%	14.53%	15.31%
First Trust SkyBridge Crypto Industry and Digital Economy ETF
Prospectus [Line Items]
Average Annual Return, Percent		74.77%		(2.99%)
Performance Inception Date	Sep. 20, 2021
First Trust SkyBridge Crypto Industry and Digital Economy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		73.47%		(3.35%)
First Trust SkyBridge Crypto Industry and Digital Economy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		44.26%		(2.41%)